INCOME TAX - Summary of Income Tax Provision (Benefit) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Federal
Current					$ 102,332	$ 16,311
Deferred					2,936	995
State
Current					0	0
Deferred					0	0
Change in valuation allowance					(21,062)	(995)
Income tax provision	$ (42,690)	$ 15,736	$ 23,197	$ 88,128	$ 84,206	$ 16,311